Segment information	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Segment information
6.	Segment information

The Group has two reportable segments: Premium and Ad-Supported. The Premium Service is a paid service in which customers can listen on-demand and offline. Revenue is generated through subscription fees. The Ad-Supported Service is free to the user. Revenue is generated primarily through the sale of advertising. Royalty costs are primarily recorded in each segment based on specific rates for each segment agreed to with rights holders. The remaining royalties that are not specifically associated to either of the segments are allocated based on user activity or the revenue recognized in each segment. The operations of businesses acquired during the year ended December 31, 2019 are included in the Ad-Supported segment. No operating segments have been aggregated to form the reportable segments.

Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2019	2018	2017
	(in € millions)
Premium
Revenue	6,086	4,717	3,674
Cost of revenue	4,465	3,461	2,868
Gross profit	1,621	1,256	806
Ad-Supported
Revenue	678	542	416
Cost of revenue	577	445	373
Gross (loss)/profit	101	97	43
Consolidated
Revenue	6,764	5,259	4,090
Cost of revenue	5,042	3,906	3,241
Gross profit	1,722	1,353	849

Reconciliation of gross profit

Operating expenses, finance income, and finance costs are not allocated to individual segments as these are managed on an overall group basis. The reconciliation between reportable segment gross profit to the Group’s loss before tax is as follows:

	2019	2018	2017
	(in € millions)
Segment gross profit	1,722	1,353	849
Research and development	(615)	(493)	(396)
Sales and marketing	(826)	(620)	(567)
General and administrative	(354)	(283)	(264)
Finance income	275	455	118
Finance costs	(333)	(584)	(974)
Share in (losses)/earnings of associate	—	(1)	1
Loss before tax	(131)	(173)	(1,233)

Revenue by country

	2019	2018	2017
	(in € millions)
United States	2,542	1,973	1,577
United Kingdom	727	576	444
Luxembourg	4	3	3
Other countries	3,491	2,707	2,066
	6,764	5,259	4,090

Premium revenue is attributed to a country based on where the membership originates. Ad-Supported revenue is attributed to a country based on where the advertising campaign is viewed. There are no countries that individually make up greater than 10% of total revenue included in “Other countries.”

Non-current assets by country

Non-current assets for this purpose consists of property and equipment and lease right-of-use assets.

	2019	2018	2017
	(in € millions)
Sweden	154	29	32
United States	525	142	28
United Kingdom	79	19	6
Other countries	22	7	7
	780	197	73

As of December 31, 2019, 2018, and 2017, the Group held no property and equipment in Luxembourg.